RELATED-PARTY TRANSACTIONS - Additional Information (Details) - USD ($) $ in Millions			1 Months Ended
	Oct. 31, 2020	Oct. 30, 2020	Oct. 31, 2020	Apr. 30, 2011	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Common stock outstanding					2,949,428	3,574,009
Preferred stock outstanding					0	0
OLD PlayStudios, Inc.
Related Party Transaction [Line Items]
Common stock outstanding					241,347	238,186,070	225,490,157
Preferred stock outstanding					162,596,000	162,595,680	162,595,680
OLD PlayStudios, Inc. | MGM
Related Party Transaction [Line Items]
Common stock outstanding					30,200,000	30,200,000	30,200,000
Preferred stock outstanding					32,600,000	32,600,000	32,600,000
OLD PlayStudios, Inc. | MGM | Marketing Agreement
Related Party Transaction [Line Items]
Common stock issued for use of intellectual property				19,200,000
Number of shares issued based on outstanding stock				10.00%
One time payment to related party	$ 20.0	$ 20.0	$ 20.0
Threshold Period for one time payment to related party		2 years	2 years
Related party transaction minimum amount agreed for participate in PIPE Investment		$ 20.0
Related party transaction minimum amount of gross proceeds received		$ 50.0